INCOME TAX	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10:-   INCOME TAX

At June 30, 2021, the Company released the valuation allowance against deferred tax assets of its Israeli based company. The Company assesses its ability to recover its deferred tax assets on an ongoing basis. Significant management judgment is required in determining any valuation allowance recorded against deferred tax assets. In evaluating the ability to recover deferred tax assets, the Company considers available positive and negative evidence including its recent retained earnings, its ability to carry-back losses against prior taxable income and its projected financial results. The Company also considers, commensurate with its objective verifiability, the forecast of future taxable income including the reversal of temporary differences and the implementation of feasible and prudent tax planning strategies. A valuation allowance may be recorded in the event it is deemed to be more-likely-than-not that the deferred tax asset cannot be realized. Previously established valuation allowances may also be released in the event it is deemed to be more-likely-than-not that the deferred tax asset can be realized. Any release of valuation allowance will be recorded as a tax benefit which will positively impact the Company’s operating results.

Management has determined on the basis of the quarterly assessment performed at June 30, 2021, that these deferred tax assets are more-likely-than-not to be realized. During the six months ended June 30, 2021, the Company released $6,038 of valuation allowance and recorded deferred tax assets primarily related to net operating losses carryforwards ("NOLs").

The Company’s quarterly tax provision, and estimates of its annual effective tax rate, is subject to variation due to several factors, including variability in pre-tax income (or loss), the mix of jurisdictions to which such income relates, tax law developments, as well as non-deductible expenses, such as share-based compensation, and changes in its valuation allowance. The income tax benefit was $6,038 for the six months ended June 30, 2021, and income tax benefits were $ 0 for the six months ended June 30, 2020. The income tax expense (benefit) for the periods consisted of income taxes related to Israel.